Financial Assets at Fair Value	12 Months Ended
Dec. 31, 2022
Categories of financial assets [abstract]
Financial Assets at Fair Value

17. Financial Assets at Fair Value

(a)
Financial Assets at Fair Value Through Other Comprehensive Income

Financial assets at FVOCI comprise of investments in debt securities where the contractual cash flows are solely principal and interest and the objective of the Group’s business model is achieved by collecting contractual cash flows and selling financial assets. Financial assets at FVOCI consist of investments in the following:

December 31,
2022
RMB’000
Non-current assets
U.S. Treasury bills	11,739
Listed bonds	54,005
65,744
Current assets
U.S. Treasury bills	271,499
Government agency bond	8,365
Listed bonds	52,730
Unlisted debt securities (i)	178,656
511,250

(i) Unlisted debt securities comprise of investments in commercial paper of financial institutions.

On disposal of debt investments, any related balance within the FVOCI reserve is reclassified to other (losses)/gains within profit or loss. Maturities of debt investments recorded at FVOCI totaled RMB 195.4 million (USD 28.1 million) during the year ended December 31, 2022.

December 31,
2022
RMB’000

Interest income recognized in profit and loss related to debt investments	9,392
Losses recognized in other comprehensive income related to debt investments	(2,513)

Financial assets at FVOCI are reflected as Level 1 and 2 instruments, as short-term and long-term investments. As of December 31, 2022, the Group had RMB 511.3 million and RMB 65.7 million of FVOCI short-term investments and FVOCI long-term investments, respectively. The following amounts table presents changes in Level 1 and 2 instruments of short-term and long-term investments for debt investments at FVOCI:

Year Ended December 31,
2022
RMB’000
Financial assets at fair value through other comprehensive income
Opening balance	—
Additions	737,494
Settlements (including coupon interest received)	(195,364)
Accrued interest	3,333
Discount accreted	6,059
Change in fair value debited to other comprehensive income*	(2,513)
Exchange difference	27,985
Closing balance	576,994

* - includes unrealized gains / (losses) recognized in other comprehensive income attributable to balances held at the end of the reporting period.

Information about the methods and assumptions used in determining fair value is provided in Note 3. Impairment on financial assets at FVOCI is measured based on expected losses and changes in credit risk and recognized into profit and loss when determined. As of December 31, 2022, no impairment has been recognized on debt investments at FVOCI. All of the financial assets at FVOCI are denominated in USD.

(b)
Financial Assets at Fair Value Through Profit or Loss

Financial assets at FVTPL comprise of investments in wealth management products and investments in money market funds.

Investments in wealth management products are reflected as Level 3 instruments, as short-term investments. As of December 31, 2022, the Group had no remaining investments in such products. The following table presents the changes in Level 3 instruments of short-term investments in wealth management products for the years ended December 31, 2020, 2021 and 2022.

	Year Ended December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Financial assets at fair value through profit or loss
Opening balance	30,632	13,068	—
Additions	106,600	114,500	41,000
Settlements	(124,836)	(128,004)	(41,140)
Fair value gains recognized in profit or loss (Note 8)*	672	436	140
Closing balance	13,068	—	—
*Includes unrealized gains recognized in profit or loss attributable to balances held at the end of the reporting period	68	—	—

The fair value of wealth management products is based on discounted cash flows using their expected returns. The returns on these wealth management products were not guaranteed, hence their contractual cash flows did not qualify solely as payments of principal and interest. Changes in fair value of these financial assets are recorded in other (losses)/gains – net in the consolidated statements of loss.

Investments in money market funds are reflected as Level 1 instruments, as cash equivalents. As of December 31, 2022, the Group had RMB 127.9 million of money market investments included in cash equivalents. The following table presents the changes in Level 1 instruments of money market funds included in cash equivalents for the year ended December 31, 2022.

Year Ended December 31,
2022
RMB’000
Financial assets at fair value through profit or loss
Opening balance	—
Additions	655,806
Settlements (including coupon interest received, net of fees)	(536,858)
Investment income credited to profit or loss	1,711
Exchange difference	7,267
Closing balance	127,926

The carrying amounts of the Group’s other financial assets and liabilities, including cash, other receivables, trade payable and other payables, approximate their fair values.